INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	€ 1,128	€ 2,011
Additions	(659)	(883)
Derecognitions
Carrying amount at ending	469	1,128
Intangible assets and goodwill	(1,128)	(2,011)
Additions other than through business combinations, intangible assets other than goodwill	659	883
Intangible assets derecognitions
Intangible assets and goodwill	(469)	(1,128)
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	3,464	2,581
Additions	659	883
Derecognitions
Carrying amount at ending	4,123	3,464
Intangible assets and goodwill	(3,464)	(2,581)
Additions other than through business combinations, intangible assets other than goodwill	(659)	(883)
Intangible assets derecognitions
Intangible assets and goodwill	(4,123)	(3,464)
At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,592	4,592
Additions
Derecognitions
Carrying amount at ending		4,592
Intangible assets and goodwill	(4,592)	(4,592)
Additions other than through business combinations, intangible assets other than goodwill
Intangible assets derecognitions
Intangible assets and goodwill		(4,592)
Service Concession Arrangement [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	200	200
Additions
Derecognitions
Carrying amount at ending	200	200
Intangible assets and goodwill	(200)	(200)
Additions other than through business combinations, intangible assets other than goodwill
Intangible assets derecognitions
Intangible assets and goodwill	(200)	(200)
Service Concession Arrangement [Member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	3
Additions	100	3
Derecognitions
Carrying amount at ending	103	3
Intangible assets and goodwill	(3)
Additions other than through business combinations, intangible assets other than goodwill	(100)	(3)
Intangible assets derecognitions
Intangible assets and goodwill	(103)	(3)
Service Concession Arrangement [Member] | At cost [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,592
Additions
Carrying amount at ending	4,592	4,592
Intangible assets and goodwill	(4,592)
Additions other than through business combinations, intangible assets other than goodwill
Intangible assets and goodwill	(4,592)	(4,592)
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	4,392	4,392
Additions
Derecognitions
Carrying amount at ending	4,392	4,392
Intangible assets and goodwill	(4,392)	(4,392)
Additions other than through business combinations, intangible assets other than goodwill
Intangible assets derecognitions
Intangible assets and goodwill	(4,392)	(4,392)
Computer software [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Intangible assets and goodwill at beginning of period	3,461	2,581
Additions	559	880
Derecognitions
Carrying amount at ending	4,020	3,461
Intangible assets and goodwill	(3,461)	(2,581)
Additions other than through business combinations, intangible assets other than goodwill	(559)	(880)
Intangible assets derecognitions
Intangible assets and goodwill	€ (4,020)	€ (3,461)